Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of ordinary shares warrants

	Shares of
	Ordinary Shares
	Underlying	Exercise Price	Issuance	Expiration
Issued in connection with:	Warrants	Per Share	Date	Date
Registered direct offering of Ordinary shares	27,016	$180	March 22, 2016	September 22, 2021